Document And Entity Information	3 Months Ended
Jan. 31, 2023
Document Information [Line Items]
Entity Registrant Name	VersaBank
Document, Type	6-K
Current Fiscal Year End Date	--10-31
Document, Period End Date	Jan. 31, 2023
Entity, File Number	001-40805
Entity, Address, Address Line One	140 Fullarton Street, Suite 2002
Entity, Address, City or Town	London
Entity, Address, State or Province	ON
Entity, Address, Postal Zip Code	N6A 5P2
Entity, Address, Country	CA
Amendment Flag	false
Entity Central Index Key	0001690639